Non-controlling interests - Schedule of detail, by Group company, of non-controlling interests (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 GBP (£)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 7,556	€ 7,711	€ 7,322
Profit/(loss) attributable to non-controlling interests	1,170	1,107	1,159
Non-controlling interests	8,726	8,818	8,481
Other equity interest	217	195	175
Santander Bank Polska S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	2,320	1,934	1,603
Profit/(loss) attributable to non-controlling interests	413	347	196
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,725	1,590	1,728
Profit/(loss) attributable to non-controlling interests	217	285	323
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,364	1,379	1,317
Profit/(loss) attributable to non-controlling interests	271	235	280
Banco Santander (Brasil) S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,257	1,493	1,210
Profit/(loss) attributable to non-controlling interests	233	182	259
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	3	4	251
Profit/(loss) attributable to non-controlling interests	0	13	42
Other companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	887	1,311	1,213
Profit/(loss) attributable to non-controlling interests	36	45	59
Santander UK plc | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Other equity interest	€ 590	€ 576	€ 564	£ 500